Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 1,477,826	$ 2,927,460	$ 2,092,575
Cost of sales	(753,914)
Gross profit	723,912	2,927,460	2,092,575
Loss (gain) on foreign exchange	179,640	(55,701)	(66,295)
General and administrative expenses	(366,078,202)	(28,559,519)	(20,055,303)
Operating loss	(365,174,650)	(25,687,760)	(18,029,023)
Interest income	567,190	224,389	10,979
Gain on remeasurement of contingent consideration	156,047	235,505
Interest expense	(211,979)	(266,354)	(160,840)
Loss before tax	(364,663,392)	(25,494,220)	(18,178,884)
Income tax
Loss for the year	(364,663,392)	(25,494,220)	(18,178,884)
Exchange (loss) gain on translation of foreign operations	(37,931)	115,864
Total other comprehensive (loss) income for the year	(37,931)	115,864
Total other comprehensive loss for the year	(364,701,323)	(25,378,356)	(18,178,884)
Net loss for the year:
Attributable to ordinary shareholders of the company	(363,874,560)	(23,583,342)	(18,002,646)
Attributable to non-controlling interests	(788,832)	(1,910,878)	(176,238)
Total comprehensive loss for the financial period	(364,663,392)	(25,494,220)	(18,178,884)
Total comprehensive loss for the year:
Attributable to ordinary shareholders of the company	(363,912,491)	(23,467,478)	(18,002,646)
Attributable to non-controlling interests	(788,832)	(1,910,878)	(176,238)
Total other comprehensive loss for the year	$ (364,701,323)	$ (25,378,356)	$ (18,178,884)
Net loss ordinary per share:
Basic net loss per ordinary share (in Dollars per share)	$ (5.34)	$ (0.4)	$ (0.32)